Government Select Series (Prospectus Summary) | Government Select Series
Government Select Series Institutional Class
Investment Objective
To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.
Fees and Expenses
These are the fees and expenses you may pay when you buy and hold shares of the Institutional Class of Government Select Series.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Government Select Series Institutional Class
Management fees	0.09%
Distribution (12b-1) fees	none
Other expenses:	0.14%
Transfer agent fees	0.08%
Other operating expenses	0.06%
Total Annual Fund Operating Expenses	0.23%

Expense Example

This example is intended to help you compare the cost of investing in the Institutional Class of Government Select Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| Government Select Series | Institutional Class | USD ($)	24	74	130	294

Principal Investment Strategies

Government Select Series invests at least 99.5% of its total assets in cash and the following instruments:

•

Securities issued or guaranteed as to principal or interest by the U.S. government or by its agencies or instrumentalities, including obligations of U.S. banks guaranteed by letters of credit issued by such agencies or instrumentalities;

•	Repurchase agreements for securities of the U.S. government, or its agencies or instrumentalities, that are collateralized fully; and

•	Shares of other government money market mutual funds.

In addition, under normal market conditions, Government Select Series invests at least 80% of its net assets in U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), repurchase agreements that are collateralized fully by U.S. government securities and shares of other government money market mutual funds.

Government Select Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although Government Select Series invests exclusively in high-quality securities, an investment in Government Select Series – like an investment in any money market fund – is subject to certain risks, such as:

•

Interest Rate Risk When short-term interest rates fall, Government Select Series’ yield is likely to fall. When interest rates rise, the values of obligations held by Government Select Series may decline. If the rise is sharp or unexpected, Government Select Series’ share price could fall.

•

Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Government Select Series’ holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Government Select Series’ share price to fall.

•

Government Securities Risk For U.S. government or agency securities not backed by the full faith and credit of the United States (including obligations guaranteed by an agency or instrumentality of the U.S. government), there is no guarantee that the government will intervene in the event of any loss or default.

•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

You could lose money by investing in Government Select Series. Although Government Select Series seeks to maintain the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in Government Select Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment adviser of Government Select Series’ has no legal obligation to provide financial support to Government Select Series, and you should not expect that it will provide financial support to Government Select Series at any time.

Performance

The following information illustrates how Institutional Class Shares have performed over time. Prior to October 3, 2016, Government Select Series was known as Prime Series and, in addition to investing in U.S. government securities, it invested in obligations of U.S. companies, financial institutions and U.S. municipalities. The performance information that follows for dates prior to October 3, 2016 reflects the returns of Prime Series before it began to operate as a government money market fund. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return (shown for calendar years) (%)

Highest Quarter Return: Q1 2009 0.29% Lowest Quarter Return: Q4 2014 0.02% YTD Return as of 9/30/18 (not annualized): 1.17%
Average Annual Total Return (%) (for the periods ended December 31, 2017)
Average Annual Total Returns		1 Year	5 Years	Since Inception		Inception Date
| Government Select Series | Institutional Class	[1]	0.72%	0.28%	0.34%	[2]	Sep. 29, 2008
[1]	Average annual total returns of other classes of shares were different.
[2]	Institutional Class Shares inception: 9/29/08